Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Apr. 01, 2019	Jul. 31, 2018	Jul. 31, 2017	Dec. 01, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000033214 [Member]
Account Value [Line Items]
Account Value	$ 39,564	$ 31,408	$ 27,734	$ 38,745	$ 28,471	$ 19,145		$ 17,133	$ 12,987		$ 10,866	$ 10,755	$ 10,000
C000033215 [Member]
Account Value [Line Items]
Account Value	40,356	31,972	28,177	39,276	28,804	19,335		17,267	13,067		10,907	10,774	10,000
C000033216 [Member]
Account Value [Line Items]
Account Value	36,380	28,957	25,632	35,890	26,437	17,828		15,988	12,155		10,195	10,110	9,425
C000033217 [Member]
Account Value [Line Items]
Account Value	37,641	30,032	26,650	37,414	27,629	18,674		16,793	12,800		10,762	10,704	10,000
C000174988 [Member]
Account Value [Line Items]
Account Value	38,478	30,442	26,784	37,287	27,307	18,297		16,316	12,325	$ 10,000
C000212516 [Member]
Account Value [Line Items]
Account Value	22,788	17,937	15,703	21,750	15,850	10,568	$ 10,000
Russell 1000 [Member]
Account Value [Line Items]
Account Value	33,519	27,587	24,424	26,226	19,009	16,967		15,710	13,521		11,661	11,124	10,000
Russell 1000 (Inception Date 12/1/16) [Member]
Account Value [Line Items]
Account Value	28,249	23,250	20,585	22,103	16,021	14,300		13,240	11,396	10,000
Russell 1000 (Inception Date 4/1/19) [Member]
Account Value [Line Items]
Account Value	20,671	17,013	15,063	16,174	11,723	10,464	10,000
Russell 1000 Growth [Member]
Account Value [Line Items]
Account Value	45,306	35,692	30,426	34,546	25,275	19,467		17,566	14,299		$ 12,113	$ 11,608	$ 10,000
Russell 1000 Growth (Inception Date 12/1/16) [Member]
Account Value [Line Items]
Account Value	37,886	29,846	25,443	28,888	21,136	16,279		$ 14,689	$ 11,957	$ 10,000
Russell 1000 Growth (Inception Date 4/1/19) [Member]
Account Value [Line Items]
Account Value	$ 24,613	$ 19,390	$ 16,529	$ 18,768	$ 13,731	$ 10,576	$ 10,000